BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - Functional currency and presentation currency (Details)	12 Months Ended
	Dec. 31, 2020 $ / $	Dec. 31, 2019 $ / $	Dec. 31, 2020 $ /	Dec. 31, 2020 $ / R$	Dec. 31, 2020 $ / $	Dec. 31, 2019 $ /	Dec. 31, 2019 $ / R$	Dec. 31, 2019 $ / $	Dec. 31, 2018 $ / $	Dec. 31, 2018 $ /	Dec. 31, 2018 $ / R$	Dec. 31, 2018 $ / $
BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA
Minimum accumulated inflation rate for three year stands out	100.00%
Inflation rate (as a percent)	36.01%	54.85%
Exchange rates and value of the UF at the close	710.95	748.74	0.103	136.80	8.44	0.116	185.76	12.50	694.77	0.117	179.30	18.43